VIRTUS Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2026
($ reported in thousands)

	Par Value(1)	Value
U.S. Government Securities—5.9%
U.S. Treasury Notes
4.375%, 8/15/26	$108,725	$108,782
4.250%, 11/30/26	11,720	11,735
3.875%, 3/31/27	70,795	70,721
3.875%, 5/31/27	75,435	75,279
2.750%, 5/31/29	20,715	19,920
Total U.S. Government Securities (Identified Cost $286,775)		286,437

Foreign Government Securities—6.8%
Arab Republic of Egypt
144A 7.600%, 3/1/29(2)	5,032	5,168
144A 5.875%, 2/16/31(2)	1,515	1,477
144A 7.053%, 1/15/32(2)	2,339	2,339
Benin Government International Bond 144A 7.960%, 2/13/38(2)	667	708
Bolivarian Republic of Venezuela
RegS 7.000%, 12/1/18(3)(4)	1,584	686
RegS 7.750%, 10/13/19(3)(4)	5,928	2,644
Brazil Notas do Tesouro Nacional
Series F 10.000%, 1/1/29	49,710 BRL	8,878
Series F 10.000%, 1/1/31	58,780 BRL	9,890
Czech Republic Government Bond 1.750%, 6/23/32	433,730 CZK	17,829
Dominican Republic
144A 5.500%, 2/22/29(2)	2,312	2,314
144A 4.500%, 1/30/30(2)	1,898	1,835
144A 4.875%, 9/23/32(2)	1,469	1,397
RegS 7.050%, 2/3/31(4)	3,000	3,164
Eagle Funding Luxco S.a.r.l. 144A 5.500%, 8/17/30(2)	9,736	9,751
Federal Republic of Ethiopia 144A 6.625%, 12/11/26(2)(3)	890	966
Federative Republic of Brazil
6.000%, 10/20/33	7,797	7,853
6.250%, 5/22/36	3,426	3,397
Government of Jamaica 6.750%, 4/28/28	1,333	1,372
Hungary Government International Bond
144A 6.125%, 5/22/28(2)	6,522	6,677
RegS 2.125%, 9/22/31(4)	3,009	2,610
Islamic Republic of Pakistan 144A 7.375%, 4/8/31(2)	2,016	2,031
	Par Value(1)	Value

Foreign Government Securities—continued
Kingdom of Bahrain
144A 6.750%, 9/20/29(2)	$4,350	$4,339
144A 5.625%, 5/18/34(2)	2,929	2,668
KSA Ijarah Sukuk Ltd. 144A 4.875%, 9/9/35(2)	3,517	3,457
Lebanon Government International Bond RegS 6.100%, 10/4/22(3)(4)	7,642	1,873
Malaysia Government Bond 2.632%, 4/15/31	76,710 MYR	18,160
Mex Bonos Desarr 8.500%, 5/31/29	315,480 MXN	18,290
Oman Government International Bond 144A 6.250%, 1/25/31(2)	8,419	8,850
Republic of Angola 144A 9.875%, 3/31/37(2)	2,794	2,880
Republic of Argentina
0.750%, 7/9/30(5)	14,588	12,912
4.125%, 7/9/35(5)	4,500	3,604
Republic of Chile 3.500%, 1/31/34	3,698	3,358
Republic of Colombia
7.375%, 4/25/30	6,461	6,811
6.125%, 1/21/31	1,883	1,905
7.500%, 2/2/34	638	681
Republic of Ecuador
144A 8.750%, 1/29/34(2)	7,800	7,885
RegS 5.000%, 7/31/40(4)(5)	814	683
Republic of El Salvador RegS 9.250%, 4/17/30(4)	2,158	2,324
Republic of Ghana 144A 5.000%, 7/3/29(2)(5)	2,730	2,691
Republic of Guatemala 144A 5.250%, 8/10/29(2)(6)	1,127	1,124
Republic of Ivory Coast 144A 8.075%, 4/1/36(2)	1,548	1,700
Republic of Kazakhstan 144A 5.000%, 7/1/32(2)	3,960	3,974
Republic of Kenya
144A 7.875%, 2/26/34(2)	2,199	2,188
144A 9.500%, 3/5/36(2)	2,394	2,540
Republic of Mozambique 144A 9.000%, 9/15/31(2)(5)	2,059	1,809
Republic of Nigeria
144A 9.625%, 6/9/31(2)	6,038	6,714
144A 10.375%, 12/9/34(2)	2,018	2,397
Republic of Panama
3.875%, 3/17/28	2,874	2,824
5.662%, 2/23/38	4,040	4,031
Republic of Peru
2.783%, 1/23/31	3,923	3,611
See Notes to Schedule of Investments

VIRTUS Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026
($ reported in thousands)
	Par Value(1)	Value

Foreign Government Securities—continued
5.375%, 2/8/35	$4,535	$4,581
Republic of Philippines 4.375%, 3/5/30	4,663	4,634
Republic of Poland
4.625%, 3/18/29	3,242	3,266
4.875%, 2/12/30	4,266	4,321
5.375%, 2/12/35	461	471
Republic of South Africa
5.875%, 6/22/30	7,684	7,877
5.875%, 4/20/32	846	866
8.750%, 2/28/48	337,000 ZAR	20,210
Republic of Sri Lanka 144A 3.600%, 6/15/35(2)(5)	415	345
Republic of Turkiye
9.125%, 7/13/30	4,691	5,162
6.375%, 5/22/31	1,758	1,753
7.125%, 2/12/32	4,099	4,202
7.250%, 5/29/32	3,426	3,526
7.625%, 5/15/34	3,247	3,413
Republica Orient Uruguay 4.375%, 1/23/31	2,473	2,477
Romanian Government International Bond
144A 5.875%, 1/30/29(2)	7,363	7,429
144A 5.750%, 9/16/30(2)	1,614	1,622
Saudi International Bond
144A 4.750%, 1/18/28(2)	2,008	2,008
144A 5.375%, 1/13/31(2)	3,616	3,687
144A 4.875%, 7/18/33(2)	3,057	3,040
Suriname Government International Bond RegS 7.700%, 11/6/30(4)	2,276	2,373
Trinidad & Tobago Government International Bond 144A 5.950%, 1/14/31(2)	655	662
Ukraine Government Bond
144A 4.000%, 2/1/32(2)(5)	1,932	1,595
144A 4.500%, 2/1/35(2)(5)	1,890	1,306
144A 4.500%, 2/1/36(2)(5)	1,266	863
RegS 4.000%, 2/1/32(4)(5)	7,157	5,908
United Mexican States 5.375%, 3/22/33	2,819	2,763
Uzbekistan International Bond 144A 7.850%, 10/12/28(2)	1,806	1,910
Total Foreign Government Securities (Identified Cost $322,490)		331,539

	Par Value(1)	Value

Mortgage-Backed Securities—25.1%
Agency—8.0%
Federal Home Loan Mortgage Corporation
Pool #SB8269 6.000%, 10/1/38	$20,091	$20,619
Pool #SD3238 5.500%, 12/1/52	2,055	2,075
Pool #SD8350 6.000%, 8/1/53	6,581	6,758
Pool #SD8492 5.000%, 1/1/55	60,152	59,231
Pool #SD8494 5.500%, 1/1/55	41,343	41,533
Pool #SD8505 5.000%, 2/1/55	22,747	22,399
Pool #SL1127 6.000%, 12/1/54	36,181	37,017
Federal National Mortgage Association
Pool #254549 6.000%, 12/1/32	4	4
Pool #725762 6.000%, 8/1/34	27	28
Pool #773385 5.500%, 5/1/34	33	33
Pool #800267 5.500%, 12/1/34	9	9
Pool #806318 5.500%, 11/1/34	87	89
Pool #808018 5.500%, 1/1/35	46	46
Pool #889578 6.000%, 4/1/38	20	21
Pool #890710 3.000%, 2/1/31	1,138	1,107
Pool #941322 6.000%, 7/1/37	4	4
Pool #AC6992 5.000%, 12/1/39	604	610
Pool #AD3841 4.500%, 4/1/40	678	670
Pool #AD4224 5.000%, 8/1/40	893	901
Pool #AE4799 4.000%, 10/1/40	10	9
Pool #AH4009 4.000%, 3/1/41	982	951
Pool #AI2472 4.500%, 5/1/41	570	564
Pool #AO5149 3.000%, 6/1/27	14	14
Pool #AS6515 4.000%, 1/1/46	1,382	1,319
Pool #FA1728 6.000%, 10/1/53	36,817	37,895
Pool #FA4052 5.500%, 7/1/55	35,386	35,520
Pool #FS4438 5.000%, 11/1/52	9,824	9,727
See Notes to Schedule of Investments

VIRTUS Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026
($ reported in thousands)
	Par Value(1)	Value

Agency—continued
Pool #FS8479 5.500%, 8/1/53	$18,396	$18,587
Pool #FS8791 6.000%, 8/1/54	7,352	7,522
Pool #MA4785 5.000%, 10/1/52	8,600	8,517
Pool #MA4805 4.500%, 11/1/52	19,539	18,847
Pool #MA5072 5.500%, 7/1/53	21,619	21,786
Pool #MA5139 6.000%, 9/1/53	27,183	27,848
Government National Mortgage Association
2025-125, JA 5.000%, 11/16/50(7)	9,557	9,548
Pool #563381 6.500%, 11/15/31	2	2
		391,810

Non-Agency—17.1%
A&D Mortgage Trust
2023-NQM3, A1 144A 6.733%, 7/25/68(2)(7)	8,552	8,541
2025-NQM2, A1 144A 5.790%, 6/25/70(2)(7)	6,590	6,612
ADMT 2024-NQM6, A1 144A 5.666%, 1/25/70(2)(7)	10,011	10,022
Ajax Mortgage Loan Trust
2019-D, A1 144A 2.956%, 9/25/65(2)(7)	9,854	9,476
2022-B, A1 144A 3.500%, 3/27/62(2)(7)	10,237	9,883
ALA Trust 2025-OANA, A (1 month Term SOFR + 1.743%, Cap N/A, Floor 1.743%) 144A 5.369%, 6/15/40(2)(7)	13,775	13,835
AMSR Trust 2021-SFR3, D 144A 2.177%, 10/17/38(2)	6,675	6,605
Angel Oak Mortgage Trust
2020-4, A1 144A 1.469%, 6/25/65(2)(7)	975	952
2021-3, A2 144A 1.305%, 5/25/66(2)(7)	1,227	1,070
2022-5, A1 144A 4.500%, 5/25/67(2)(7)	9,569	9,551
2023-1, A1 144A 4.750%, 9/26/67(2)(7)	3,000	2,993
Arroyo Mortgage Trust
2019-1, A1 144A 3.805%, 1/25/49(2)(7)	2,456	2,391
2019-2, A1 144A 3.347%, 4/25/49(2)(7)	1,288	1,249
2022-1, A1B 144A 4.269%, 12/25/56(2)(7)	4,252	4,020
Aspire Mortgage Trust 2026-1, A1 144A 4.855%, 1/25/66(2)(7)	9,373	9,266
Banc of America Funding Trust 2004-D, 5A1 4.608%, 1/25/35(7)	504	492
	Par Value(1)	Value

Non-Agency—continued
Benchmark Mortgage Trust 2023-B38, A2 5.626%, 4/15/56	$4,235	$4,265
Bunker Hill Loan Depositary Trust 2019-2, A1 144A 2.879%, 7/25/49(2)(7)	411	404
BX Commercial Mortgage Trust 2024-XL5, A (1 month Term SOFR + 1.392%, Cap N/A, Floor 1.392%) 144A 5.017%, 3/15/41(2)(7)	4,717	4,723
BX Trust
2019-OC11, A 144A 3.202%, 12/9/41(2)	1,665	1,573
2019-OC11, B 144A 3.605%, 12/9/41(2)	5,354	5,071
2019-OC11, D 144A 4.075%, 12/9/41(2)(7)	7,089	6,699
2025-ROIC, C (1 month Term SOFR + 1.543%, Cap N/A, Floor 1.543%) 144A 5.169%, 3/15/30(2)(7)	964	962
CENT 2025-CITY, A 144A 5.091%, 7/10/40(2)(7)	9,871	9,854
Chase Mortgage Finance Corp. 2016-SH2, M2 144A 3.750%, 12/25/45(2)(7)	3,020	2,829
CIM Trust 2022-R2, A1 144A 3.750%, 12/25/61(2)(7)	3,616	3,397
Citigroup Mortgage Loan Trust, Inc.
2013-A, A 144A 3.000%, 5/25/42(2)(7)	1,804	1,681
2018-RP1, A1 144A 3.000%, 9/25/64(2)(7)	852	842
2019-RP1, A1 144A 3.500%, 1/25/66(2)(7)	3,481	3,409
2025-INV1, A2 144A 6.000%, 1/25/55(2)(7)	5,783	5,875
COLT Mortgage Loan Trust
2022-3, A1 144A 4.204%, 2/25/67(2)(7)	9,581	9,296
2023-3, A1 144A 7.180%, 9/25/68(2)(7)	4,509	4,514
2023-4, A1 144A 7.163%, 10/25/68(2)(7)	927	929
2024-5, A1 144A 5.123%, 8/25/69(2)(7)	6,769	6,739
COOPR Residential Mortgage Trust
2025-CES1, A1A 144A 5.654%, 5/25/60(2)(7)	4,743	4,756
2025-CES2, A1A 144A 5.502%, 6/25/60(2)(7)	5,418	5,422
CoreVest American Finance Trust
2018-1, D 144A 4.920%, 6/15/51(2)	4,902	4,855
2022-1, A 144A 4.744%, 6/17/55(2)(7)	2,941	2,951
Credit Suisse Mortgage Capital Trust
2017-RPL1, A1 144A 2.750%, 7/25/57(2)(7)	5,895	5,779
2020-RPL4, A1 144A 2.000%, 1/25/60(2)(7)	7,670	6,888
See Notes to Schedule of Investments

VIRTUS Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026
($ reported in thousands)
	Par Value(1)	Value

Non-Agency—continued
Deephaven Residential Mortgage Trust
2021-4, A1 144A 1.931%, 11/25/66(2)(7)	$4,527	$3,994
2022-1, A1 144A 2.205%, 1/25/67(2)(7)	4,076	3,750
2025-INV1, A1 144A 5.087%, 11/25/60(2)(7)	6,066	6,022
EFMT
2025-NQM2, A1 144A 5.596%, 6/25/70(2)(7)	6,953	6,959
2025-NQM6, A1A 144A 5.001%, 12/25/70(2)(7)	9,546	9,469
2026-NQM7, A1 144A 5.598%, 7/25/71(2)(7)	9,210	9,208
Ellington Financial Mortgage Trust
2019-2, A3 144A 3.046%, 11/25/59(2)(7)	373	363
2020-2, A1 144A 1.178%, 10/25/65(2)(7)	2,725	2,598
2021-1, A2 144A 1.003%, 2/25/66(2)(7)	695	601
Extended Stay America Trust 2025-ESH, A (1 month Term SOFR + 1.300%, Cap N/A, Floor 1.300%) 144A 4.925%, 10/15/42(2)(7)	1,493	1,496
Fashion Show Mall LLC 2024-SHOW, A 144A 5.274%, 10/10/41(2)(7)	10,220	10,244
FirstKey Homes Trust 2021-SFR1, D 144A 2.189%, 8/17/38(2)	8,165	8,128
FS 2026-ORL, A (1 month Term SOFR + 1.350%, Cap N/A, Floor 1.350%) 144A 4.975%, 2/15/41(2)(7)	10,250	10,263
GCAT Trust 2023-NQM2, A1 144A 5.837%, 11/25/67(2)(7)	7,372	7,348
GS Mortgage-Backed Securities Trust 2023-PJ4, A15 144A 6.000%, 1/25/54(2)(7)	7,222	7,235
HOMES Trust 2025-NQM5, A1 144A 5.027%, 9/25/70(2)(7)	5,252	5,206
Hudson Yards Mortgage Trust
2025-SPRL, A 144A 5.649%, 1/13/40(2)(7)	4,620	4,693
2026-10HY, A 144A 5.086%, 12/10/39(2)(7)	11,270	11,313
Imperial Fund Mortgage Trust 2022-NQM3, A1 144A 5.380%, 5/25/67(2)(7)	7,171	7,146
JP Morgan Seasoned Mortgage Trust Series 2024-1, A4 144A 4.358%, 1/25/63(2)(7)	6,383	6,197
JPMorgan Chase Mortgage Trust
2014-1, 2A12 144A 3.500%, 1/25/44(2)(7)	488	459
2014-5, B1 144A 2.475%, 10/25/29(2)(7)	1,882	1,827
2014-5, B2 144A 2.475%, 10/25/29(2)(7)	886	858
2015-1, AM1 144A 5.012%, 12/25/44(2)(7)	405	402
	Par Value(1)	Value

Non-Agency—continued
2015-5, A2 144A 5.189%, 5/25/45(2)(7)	$494	$493
2017-3, 2A2 144A 2.500%, 8/25/47(2)(7)	1,076	932
2017-5, A1 144A 4.726%, 10/26/48(2)(7)	523	527
2018-7FRB, A2 (1 month Term SOFR + 0.864%) 144A 4.513%, 4/25/46(2)(7)	3,522	3,491
2024-CES1, A1A 144A 5.919%, 6/25/54(2)(7)	4,507	4,516
2025-CES1, A1 144A 5.666%, 5/25/55(2)(7)	6,330	6,347
2025-CES2, A1 144A 5.592%, 6/25/55(2)(7)	7,429	7,440
2025-NQM2, A1 144A 5.567%, 9/25/65(2)(7)	6,702	6,703
2026-ACES1, A1 144A 4.894%, 4/25/66(2)(7)	12,473	12,324
2026-CES1, A1A 144A 4.909%, 6/25/56(2)(7)	5,449	5,392
2026-NQM2, A1 144A 5.154%, 9/25/66(2)(7)	4,582	4,542
MetLife Securitization Trust
2017-1A, M1 144A 3.335%, 4/25/55(2)(7)	7,930	7,127
2019-1A, A1A 144A 3.750%, 4/25/58(2)(7)	1,671	1,652
MFA Trust
2022-INV1, A1 144A 4.907%, 4/25/66(2)(7)	5,379	5,284
2022-NQM2, A1 144A 5.000%, 5/25/67(2)(7)	2,768	2,704
2024-NQM2, A1 144A 5.272%, 8/25/69(2)(7)	4,610	4,598
2025-NQM5, A1 144A 5.186%, 11/25/70(2)(7)	13,132	13,029
2021-INV1, A1 144A 0.852%, 1/25/56(2)(7)	182	177
Mill City Mortgage Loan Trust
2017-1, M2 144A 3.250%, 11/25/58(2)(7)	971	965
2019-1, M2 144A 3.500%, 10/25/69(2)(7)	12,131	11,231
2019-GS2, A1 144A 2.750%, 8/25/59(2)(7)	1,137	1,109
MIRA Trust 2023-MILE, A 144A 6.755%, 6/10/38(2)	12,180	12,423
Morgan Stanley Residential Mortgage Loan Trust
2014-1A, B2 144A 5.256%, 6/25/44(2)(7)	839	839
2024-INV4, A1 144A 6.000%, 9/25/54(2)(7)	3,482	3,537
New Residential Mortgage Loan Trust
2014-1A, A 144A 3.750%, 1/25/54(2)(7)	2,097	2,026
2015-2A, A1 144A 3.750%, 8/25/55(2)(7)	1,819	1,755
See Notes to Schedule of Investments

VIRTUS Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026
($ reported in thousands)
	Par Value(1)	Value

Non-Agency—continued
2016-4A, A1 144A 3.750%, 11/25/56(2)(7)	$2,055	$1,939
2017-2A, A3 144A 4.000%, 3/25/57(2)(7)	6,081	5,854
2018-2A, A1 144A 4.500%, 2/25/58(2)(7)	3,269	3,205
2018-3A, A1 144A 4.500%, 5/25/58(2)(7)	4,778	4,617
2021-NQ2R, A1 144A 0.941%, 10/25/58(2)(7)	1,379	1,327
2024-NQM3, A1 144A 5.466%, 11/25/64(2)(7)	4,210	4,216
2026-NQM3, A1 144A 4.833%, 2/25/66(2)(7)	8,449	8,340
2016-2A, A1 144A 3.750%, 11/26/35(2)(7)	2,236	2,153
2018-1A, A1A 144A 4.000%, 12/25/57(2)(7)	4,307	4,171
NLT Trust 2021-INV2, A1 144A 1.162%, 8/25/56(2)(7)	7,161	6,257
Nomura Commercial Asset Depositor Co. LLC 2026-CGCTR, A (1 month Term SOFR + 1.800%, Cap N/A, Floor 4.800%) 144A 5.425%, 4/15/41(2)(7)	11,950	11,965
NYC Commercial Mortgage Trust 2025-300P, A 144A 4.879%, 7/13/42(2)(7)	10,550	10,438
NYMT Loan Trust
2022-CP1, A1 144A 2.042%, 7/25/61(2)	5,066	4,750
2024-CP1, A1 144A 3.750%, 2/25/68(2)(7)	3,031	2,803
OBX Trust
2023-NQM10, A1 144A 6.465%, 10/25/63(2)(7)	4,923	4,931
2023-NQM5, A1A 144A 6.567%, 6/25/63(2)(7)	4,418	4,405
2023-NQM9, A1 144A 7.159%, 10/25/63(2)(7)	2,195	2,201
2024-HYB1, A1 144A 3.671%, 3/25/53(2)(7)	6,331	6,359
2024-HYB2, A1 144A 3.699%, 4/25/53(2)(7)	6,799	6,816
2024-NQM1, A1 144A 5.928%, 11/25/63(2)(7)	2,795	2,797
2024-NQM3, A1 144A 6.129%, 12/25/63(2)(7)	5,479	5,494
2024-NQM9, A1 144A 6.030%, 1/25/64(2)(7)	6,243	6,273
2025-NQM4, A1 144A 5.400%, 2/25/55(2)(7)	6,499	6,509
2025-NQM6, A1 144A 5.603%, 3/25/65(2)(7)	6,103	6,116
2026-HYB1, A1A 144A 3.421%, 2/25/55(2)(7)	7,248	7,122
2026-NQM5, A1 144A 5.321%, 1/25/66(2)(7)	10,071	10,049
2018-1, A2 (1 month Term SOFR + 0.764%) 144A 4.413%, 6/25/57(2)(7)	1,067	1,060
	Par Value(1)	Value

Non-Agency—continued
PMT Loan Trust
2024-INV2, A1 144A 6.000%, 12/25/59(2)(7)	$3,612	$3,678
2025-INV3, A3 144A 5.500%, 3/25/56(2)(7)	4,178	4,177
2025-INV7, A7 144A 6.000%, 6/25/56(2)(7)	3,534	3,544
PRKCM Trust
2025-AFC1, A1A 144A 5.101%, 10/25/60(2)(7)	9,594	9,539
2026-AFC3, A1 144A 5.384%, 5/1/61(2)(7)	7,740	7,711
Progress Residential Trust 2021-SFR5, D 144A 2.109%, 7/17/38(2)	2,500	2,495
Provident Funding Mortgage Trust 2025-1, A3 144A 5.500%, 2/25/55(2)(7)	3,897	3,892
RCKT Mortgage Trust
2020-1, A1 144A 3.000%, 2/25/50(2)(7)	2,814	2,446
2023-CES1, A1A 144A 6.515%, 6/25/43(2)(7)	5,465	5,450
2023-CES2, A1A 144A 6.808%, 9/25/43(2)(7)	2,945	2,947
2023-CES3, A1A 144A 7.113%, 11/25/43(2)(7)	6,833	6,859
2024-CES1, A1A 144A 6.025%, 2/25/44(2)(7)	3,314	3,320
2024-CES3, A1A 144A 6.591%, 5/25/44(2)(7)	9,694	9,761
2024-CES8, A1A 144A 5.490%, 11/25/44(2)(7)	2,335	2,339
2024-CES9, A1A 144A 5.582%, 12/25/44(2)(7)	4,865	4,874
2025-CES5, A1A 144A 5.687%, 5/25/55(2)(7)	5,437	5,457
RFR Trust 2025-SGRM, A 144A 5.562%, 3/11/41(2)(7)	2,930	2,946
ROCK Trust
2024-CNTR, A 144A 5.388%, 11/13/41(2)	2,735	2,764
2024-CNTR, C 144A 6.471%, 11/13/41(2)	7,605	7,787
Sequoia Mortgage Trust
2013-8, B1 3.477%, 6/25/43(7)	756	736
2026-4, A4 144A 5.500%, 3/25/56(2)(7)	8,640	8,620
2026-5, A4 144A 5.500%, 5/25/56(2)(7)	5,322	5,309
Starwood Mortgage Residential Trust
2020-1, A1 144A 2.275%, 2/25/50(2)(7)	260	251
2021-3, A1 144A 1.127%, 6/25/56(2)(7)	6,266	5,424
THPT Mortgage Trust 2023-THL, A 144A 7.227%, 12/10/34(2)(7)	10,687	10,721
See Notes to Schedule of Investments

VIRTUS Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026
($ reported in thousands)
	Par Value(1)	Value

Non-Agency—continued
Towd Point Mortgage Trust
2015-6, B2 144A 3.765%, 4/25/55(2)(7)	$9,529	$8,925
2016-4, B1 144A 3.909%, 7/25/56(2)(7)	8,095	7,848
2017-1, M1 144A 3.750%, 10/25/56(2)(7)	8,313	8,200
2018-2, A2 144A 3.500%, 3/25/58(2)(7)	12,525	12,214
2018-6, A1A 144A 3.750%, 3/25/58(2)(7)	155	155
2019-2, A2 144A 3.750%, 12/25/58(2)(7)	1,485	1,346
2019-HY2, M1 (1 month Term SOFR + 1.714%, Cap N/A, Floor 1.600%) 144A 5.363%, 5/25/58(2)(7)	4,045	4,056
2020-MH1, A2 144A 2.500%, 2/25/60(2)(7)	12,111	11,760
2021-1, A2 144A 2.750%, 11/25/61(2)(7)	12,970	11,303
2024-1, A1 144A 4.927%, 3/25/64(2)(7)	10,315	10,477
2024-CES1, A1A 144A 5.848%, 1/25/64(2)(7)	2,336	2,337
2017-6, A2 144A 3.000%, 10/25/57(2)(7)	11,151	10,732
Tricon American Homes Trust 2020-SFR2, D 144A 2.281%, 11/17/39(2)	5,243	5,015
Verus Securitization Trust
2021-2, A1 144A 1.031%, 2/25/66(2)(7)	2,640	2,388
2023-8, A1 144A 6.259%, 12/25/68(2)(7)	4,163	4,172
2024-3, A1 144A 6.338%, 4/25/69(2)(7)	685	688
2025-11, A1 144A 4.914%, 11/25/70(2)(7)	7,987	7,926
2025-7, A1 144A 5.129%, 8/25/70(2)(7)	3,792	3,774
2021-R1, A1 144A 0.820%, 10/25/63(2)(7)	814	792
Visio Trust 2021-1R, A1 144A 1.280%, 5/25/56(2)	2,792	2,616
Wells Fargo Mortgage Backed Securities Trust 2020-4, A1 144A 3.000%, 7/25/50(2)(7)	1,938	1,687
		831,238

Total Mortgage-Backed Securities (Identified Cost $1,235,933)		1,223,048

Asset-Backed Securities—26.2%
Automobiles—9.4%
ACM Auto Trust
2025-1A, A 144A 5.380%, 6/20/29(2)	237	237
	Par Value(1)	Value

Automobiles—continued
2025-3A, A 144A 5.010%, 1/22/30(2)	$1,468	$1,457
American Credit Acceptance Receivables Trust
2024-1, C 144A 5.630%, 1/14/30(2)	1,447	1,449
2024-3, D 144A 6.040%, 7/12/30(2)	1,900	1,924
2024-4, C 144A 4.910%, 8/12/31(2)	8,335	8,343
2025-1, C 144A 5.090%, 8/12/31(2)	13,835	13,876
2026-1, C 144A 4.550%, 1/12/33(2)	4,000	3,971
Arivo Acceptance Auto Loan Receivables Trust 2022-2A, A 144A 6.900%, 1/16/29(2)	513	514
Avis Budget Rental Car Funding LLC
(AESOP) 2021-1A, A 144A 1.380%, 8/20/27(2)	623	622
(AESOP) 2021-1A, D 144A 3.710%, 8/20/27(2)	3,833	3,826
(AESOP) 2021-1A, D 144A 4.080%, 2/20/28(2)	3,815	3,786
(AESOP) 2023-3A, D 144A 7.320%, 2/20/28(2)	4,000	4,024
(AESOP) 2024-1A, A 144A 5.360%, 6/20/30(2)	8,050	8,172
Bridgecrest Lending Auto Securitization Trust
2025-1, C 5.150%, 12/17/29	9,650	9,689
2025-2, D 5.620%, 3/17/31	8,170	8,270
2026-1, C 4.440%, 11/17/31	12,220	12,073
Carmax Select Receivables Trust 2025-B, C 4.830%, 6/16/31	6,000	5,977
Carvana Auto Receivables Trust
2021-N2, C 1.070%, 3/10/28	377	372
2021-N3, D 1.580%, 6/12/28	1,019	997
2021-P3, B 1.420%, 8/10/27	7,355	7,313
2022-N1, C 144A 3.320%, 12/11/28(2)	305	302
2022-N1, D 144A 4.130%, 12/11/28(2)	2,179	2,161
2023-N1, C 144A 5.920%, 7/10/29(2)	1,166	1,168
2023-N4, C 144A 6.590%, 2/11/30(2)	4,970	5,049
Consumer Portfolio Services Auto Trust
2025-A, C 144A 5.250%, 4/15/31(2)	4,535	4,556
2025-B, C 144A 5.120%, 7/15/31(2)	5,305	5,324
See Notes to Schedule of Investments

VIRTUS Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026
($ reported in thousands)
	Par Value(1)	Value

Automobiles—continued
CPS Auto Receivables Trust
2023-D, C 144A 7.170%, 1/15/30(2)	$2,001	$2,013
2024-A, C 144A 5.740%, 4/15/30(2)	1,650	1,655
2024-C, C 144A 5.760%, 10/15/30(2)	6,810	6,857
Credit Acceptance Auto Loan Trust 2024-1A, A 144A 5.680%, 3/15/34(2)	5,664	5,679
Drive Auto Receivables Trust 2024-1, C 5.430%, 11/17/31	5,680	5,736
DT Auto Owner Trust
2022-2A, D 144A 5.460%, 3/15/28(2)	3,196	3,202
2023-1A, D 144A 6.440%, 11/15/28(2)	1,555	1,568
Exeter Automobile Receivables Trust
2023-3A, D 6.680%, 4/16/29	3,723	3,768
2024-5A, B 4.480%, 4/16/29	2,227	2,229
2025-3A, D 5.570%, 10/15/31	9,260	9,321
2025-4A, B 4.400%, 5/15/30	3,730	3,725
2026-2A, C 4.910%, 8/16/32	6,500	6,470
Exeter Select Automobile Receivables Trust 2025-2, C 4.910%, 12/15/31	8,365	8,355
FHF Issuer Trust
2024-1A, A2 144A 5.690%, 2/15/30(2)	3,349	3,357
2026-1A, A2 144A 5.410%, 9/16/30(2)	2,465	2,474
2026-1A, B 144A 5.770%, 2/17/32(2)	1,870	1,872
FHF Trust 2023-1A, A2 144A 6.570%, 6/15/28(2)	106	106
FinBe USA Trust
2025-1A, A 144A 5.700%, 12/15/28(2)	3,343	3,340
2025-1A, B 144A 6.600%, 12/16/30(2)	6,500	6,411
First Investors Auto Owner Trust 2026-1A, B 144A 4.810%, 7/15/32(2)	5,770	5,756
Flagship Credit Auto Trust
2023-1, D 144A 6.460%, 5/15/29(2)	3,460	3,408
2024-1, B 144A 5.630%, 4/16/29(2)	6,139	6,148
2024-1, C 144A 5.790%, 2/15/30(2)	5,600	5,594
2024-3, B 144A 5.350%, 7/16/29(2)	1,900	1,900
2024-3, C 144A 5.410%, 9/16/30(2)	5,690	5,669
	Par Value(1)	Value

Automobiles—continued
Foursight Capital Automobile Receivables Trust 2024-1, C 144A 5.770%, 11/15/29(2)	$5,000	$5,040
GLS Auto Receivables Issuer Trust
2022-2A, D 144A 6.150%, 4/17/28(2)	1,708	1,715
2024-2A, C 144A 6.030%, 2/15/30(2)	5,445	5,498
2024-3A, C 144A 5.210%, 2/18/31(2)	5,700	5,741
2025-1A, D 144A 5.610%, 11/15/30(2)	8,244	8,332
2025-2A, D 144A 5.590%, 1/15/31(2)	4,000	4,029
2026-1A, D 144A 5.020%, 12/15/31(2)	7,700	7,613
2026-2A, C 144A 4.900%, 1/15/32(2)	4,200	4,200
GLS Auto Select Receivables Trust
2023-1A, B 144A 6.090%, 3/15/29(2)	4,400	4,445
2023-2A, A3 144A 6.380%, 2/15/29(2)	1,462	1,471
2024-2A, A2 144A 5.580%, 6/17/30(2)	1,863	1,874
2024-3A, B 144A 5.640%, 8/15/30(2)	1,660	1,682
2025-1A, A2 144A 4.710%, 4/15/30(2)	4,577	4,585
2025-1A, B 144A 5.040%, 2/15/31(2)	1,425	1,432
Huntington Bank Auto Credit-Linked Notes 2024-1, B1 144A 6.153%, 5/20/32(2)	1,901	1,918
LAD Auto Receivables Trust
2023-1A, D 144A 7.300%, 6/17/30(2)	2,071	2,078
2023-3A, D 144A 6.920%, 12/16/30(2)	3,000	3,045
2024-3A, C 144A 4.930%, 3/15/30(2)	6,065	6,070
2025-1A, C 144A 5.110%, 7/15/30(2)	3,130	3,145
2025-1A, D 144A 5.520%, 5/17/32(2)	3,000	3,019
Lendbuzz Auto Receivables Trust 5.570%, 11/15/27	3,228	3,225
Lendbuzz Securitization Trust
2023-2A, A2 144A 7.090%, 10/16/28(2)	1,101	1,110
2024-1A, A2 144A 6.190%, 8/15/29(2)	788	791
2024-2A, A2 144A 5.990%, 5/15/29(2)	3,638	3,655
2024-3A, A2 144A 4.970%, 10/15/29(2)	1,716	1,716
2025-1A, A2 144A 5.100%, 10/15/30(2)	3,442	3,445
See Notes to Schedule of Investments

VIRTUS Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026
($ reported in thousands)
	Par Value(1)	Value

Automobiles—continued
2025-1A, B 144A 5.470%, 11/15/30(2)	$9,840	$9,824
2026-1A, B 144A 5.160%, 12/16/30(2)	1,591	1,580
2026-1A, C 144A 5.740%, 9/15/31(2)	1,819	1,802
Lobel Automobile Receivables Trust 2026-1, A 144A 4.880%, 10/16/28(2)	3,456	3,451
Merchants Fleet Funding LLC 2023-1A, A 144A 7.210%, 5/20/36(2)	1,839	1,844
Octane Receivables Trust 2025-RVM1, A 144A 4.480%, 12/20/46(2)	4,226	4,195
OneMain Direct Auto Receivables Trust
2022-1A, C 144A 5.310%, 6/14/29(2)	7,485	7,494
2026-1A, A 144A 4.490%, 12/14/33(2)	8,950	8,863
Oscar U.S. Funding XIII LLC 2021-2A, A4 144A 1.270%, 9/11/28(2)	204	203
Oscar U.S. Funding XV LLC 2023-1A, A3 144A 5.810%, 12/10/27(2)(8)	1,370	1,373
SAFCO Auto Receivables Trust
2024-1A, C 144A 6.960%, 1/18/30(2)	2,812	2,816
2025-1A, A 144A 5.460%, 9/10/29(2)	1,008	1,006
2025-1A, C 144A 5.750%, 11/11/30(2)	6,710	6,636
Tesla Lease Electric Vehicle Securitization LLC 2025-A, A2 144A 4.140%, 6/20/28(2)	3,607	3,601
Tricolor Auto Securitization Trust 2024-2A, C 144A 6.930%, 4/17/28(2)(3)(8)	3,355	1,644
United Auto Credit Securitization Trust 2023-1, D 144A 8.000%, 7/10/28(2)	1,336	1,339
Upgrade Auto Receivables Trust 2025-1A, B 144A 4.900%, 1/15/32(2)	6,431	6,341
Veridian Auto Receivables Trust 2023-1A, A4 144A 5.590%, 12/15/28(2)	9,280	9,316
Veros Auto Receivables Trust
2025-1, B 144A 5.540%, 7/16/29(2)	4,270	4,288
2025-1, C 144A 6.170%, 12/17/29(2)	5,435	5,489
2026-1, B 144A 4.840%, 5/15/29(2)	2,520	2,513
2026-1, C 144A 5.220%, 7/15/31(2)	5,000	4,982
Westlake Automobile Receivables Trust
2023-1A, C 144A 5.740%, 8/15/28(2)	266	266
2024-2A, B 144A 5.620%, 3/15/30(2)	11,590	11,626
2025-2A, C 144A 4.850%, 1/15/31(2)	12,870	12,884
2025-2A, D 144A 5.080%, 5/15/31(2)	12,354	12,355
	Par Value(1)	Value

Automobiles—continued
2025-3A, A3 144A 4.220%, 6/15/29(2)	$3,775	$3,770
2026-1A, C 144A 4.370%, 6/16/31(2)	10,505	10,398
		454,838

Consumer Loans—0.2%
ACHV ABS Trust 2025-1PL, B 144A 5.040%, 4/26/32(2)	1,533	1,533
Marlette Funding Trust 2024-1A, B 144A 6.070%, 7/17/34(2)	747	748
OneMain Financial Issuance Trust 2025-1A, B 144A 5.050%, 7/14/38(2)	2,710	2,701
Oportun Issuance Trust 2021-C, A 144A 2.180%, 10/8/31(2)	2,744	2,707
Reach ABS Trust 2025-1A, A 144A 4.960%, 8/16/32(2)	1,051	1,051
		8,740

Credit Card—0.7%
American Express Credit Account Master Trust 2025-5, A 4.510%, 7/15/32	13,575	13,612
CARDS II Trust 2026-1A, A (SOFR + 0.600%) 144A 4.227%, 4/15/31(2)(7)	8,700	8,724
Mission Lane Credit Card Master Trust 2026-A, A 144A 4.950%, 7/15/32(2)	11,365	11,308
		33,644

Equipment—0.0%
Post Road Equipment Finance LLC 2024-1A, A2 144A 5.590%, 11/15/29(2)	198	198
Other—15.8%
Affirm Asset Securitization Trust 2026-X1, B 144A 4.590%, 4/15/31(2)	4,705	4,696
Affirm Master Trust Series 2025-3A, A 144A 4.450%, 10/16/34(2)	1,100	1,091
Aligned Data Centers Issuer LLC 2026-1A, A2I 144A 5.909%, 6/15/56(2)	4,800	4,811
ALLO Issuer LLC 2025-1A, A2 144A 5.528%, 4/20/55(2)	8,050	8,080
Amur Equipment Finance Receivables XII LLC 2023-1A, A2 144A 6.090%, 12/20/29(2)	265	266
Applebee’s Funding LLC 2023-1A, A2 144A 7.824%, 3/5/53(2)	10,430	10,510
Aqua Finance Issuer Trust
2025-A, A 144A 5.250%, 12/19/50(2)	3,253	3,257
2026-A, A 144A 4.760%, 4/17/51(2)	6,136	6,068
Aqua Finance Trust
2019-A, A 144A 3.140%, 7/16/40(2)	782	758
See Notes to Schedule of Investments

VIRTUS Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026
($ reported in thousands)
	Par Value(1)	Value

Other—continued
2019-A, C 144A 4.010%, 7/16/40(2)	$7,110	$6,936
2020-AA, B 144A 2.790%, 7/17/46(2)	1,279	1,217
2024-A, B 144A 5.060%, 4/18/50(2)	8,320	8,228
BHG Owner Loan Trust Series 2026-1CON, B 144A 5.300%, 6/17/37(2)	5,000	4,980
BHG Securitization Trust 2021-B, B 144A 1.670%, 10/17/34(2)	715	713
Blue Owl Asset Leasing Trust LLC 2024-1A, A2 144A 5.050%, 3/15/29(2)	1,528	1,531
Bojangles Issuer LLC 2024-1A, A2 144A 6.584%, 11/20/54(2)	9,295	9,354
Business Jet Securities LLC
2024-2A, A 144A 5.364%, 9/15/39(2)	3,031	3,032
2026-1A, A 144A 5.464%, 6/15/41(2)(8)	9,145	9,162
BXG Receivables Note Trust
2020-A, B 144A 2.490%, 2/28/36(2)	997	979
2022-A, B 144A 4.610%, 9/28/37(2)	795	789
2023-A, A 144A 5.770%, 11/15/38(2)	2,323	2,345
Castlelake Aircraft Structured Trust 2025-1A, A 144A 5.783%, 2/15/50(2)	9,414	9,443
CCG Receivables Trust
2024-1, B 144A 5.080%, 3/15/32(2)	3,085	3,108
2025-1, C 144A 4.890%, 10/14/32(2)	2,390	2,386
CF Hippolyta Issuer LLC 2020-1, A1 144A 1.690%, 7/15/60(2)	7,881	6,511
Cherry Securitization Trust 2026-1A, A 144A 5.430%, 1/17/34(2)	11,650	11,651
Commercial Equipment Finance LLC 2024-1A, A 144A 5.970%, 7/16/29(2)	1,690	1,696
COOPR Residential Mortgage Trust
2025-CES3, A1A 144A 4.840%, 9/25/60(2)(7)	10,331	10,203
2026-CES1, A1A 144A 4.874%, 2/25/61(2)(7)	3,940	3,891
DB Master Finance LLC 2025-1A, A2I 144A 4.891%, 8/20/55(2)	3,159	3,123
Dext ABS LLC
2023-1, A2 144A 5.990%, 3/15/32(2)	583	584
2023-2, B 144A 6.410%, 5/15/34(2)	2,611	2,627
2025-1, B 144A 4.980%, 8/15/35(2)	11,370	11,397
Eclipse Aircraft LLC 2026-1, A 144A 5.626%, 5/15/51(2)(8)	4,170	4,154
EFMT 2025-CES4, A1 144A 5.431%, 6/25/60(2)(7)	9,761	9,757
	Par Value(1)	Value

Other—continued
Elara HGV Timeshare Issuer LLC 2023-A, A 144A 6.160%, 2/25/38(2)	$4,496	$4,595
Five Guys Holdings, Inc. 2023-1A, A2 144A 7.549%, 1/26/54(2)	10,820	11,011
Foundation Finance Trust
2021-1A, A 144A 1.270%, 5/15/41(2)	3,482	3,321
2023-1A, A 144A 5.670%, 12/15/43(2)	1,725	1,746
2023-2A, A 144A 6.530%, 6/15/49(2)	4,781	4,911
2024-2A, A 144A 4.600%, 3/15/50(2)	2,269	2,247
GreenSky Home Improvement Issuer Trust 2025-3A, B 144A 4.660%, 12/27/60(2)	4,685	4,646
Hardee’s Funding LLC
2020-1A, A2 144A 3.981%, 12/20/50(2)	13,268	12,865
2024-1A, A2 144A 7.253%, 3/20/54(2)	4,071	4,156
Hilton Grand Vacations Trust
2022-1D, B 144A 4.100%, 6/20/34(2)	860	860
2022-2A, C 144A 5.570%, 1/25/37(2)	283	283
2024-2A, A 144A 5.500%, 3/25/38(2)	4,249	4,303
2026-1A, B 144A 5.010%, 2/25/43(2)	6,775	6,763
2026-2A, A 144A 4.830%, 3/27/45(2)	5,625	5,622
HINNT LLC
2024-A, A 144A 5.490%, 3/15/43(2)	6,290	6,345
2025-A, B 144A 5.450%, 3/15/44(2)	662	666
2025-B, B 144A 4.750%, 5/15/45(2)	2,607	2,579
Hotwire Funding LLC 2023-1A, A2 144A 5.687%, 5/20/53(2)	5,500	5,520
Jack in the Box Funding LLC 2026-1A, A2 144A 7.624%, 5/25/56(2)	9,700	9,742
Jersey Mike’s Funding LLC
2024-1A, A2 144A 5.636%, 2/15/55(2)	4,157	4,196
2026-1A, A2I 144A 4.952%, 2/15/56(2)	10,354	10,215
Lafayette Federal Credit Union Asset Trust 2026-1, H 144A 5.375%, 1/1/46(2)	3,790	3,757
Lendmark Funding Trust
2021-1A, A 144A 1.900%, 11/20/31(2)	8,687	8,529
2024-1A, A 144A 5.530%, 6/21/32(2)	6,000	6,029
Libra Solutions LLC 2025-1A, A 144A 6.355%, 8/15/39(2)	5,600	5,529
See Notes to Schedule of Investments

VIRTUS Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026
($ reported in thousands)
	Par Value(1)	Value

Other—continued
MAPS Trust 2026-1A, A 144A 5.201%, 1/15/51(2)	$9,935	$9,757
Mariner Finance Issuance Trust 2025-AA, A 144A 4.980%, 5/20/38(2)	11,590	11,608
MetroNet Infrastructure Issuer LLC 2025-2A, A2 144A 5.400%, 8/20/55(2)	11,565	11,596
Momnt Technologies Trust 2023-1A, A 144A 6.920%, 3/20/45(2)	427	427
MVW LLC
2021-1WA, B 144A 1.440%, 1/22/41(2)	518	504
2023-1A, B 144A 5.420%, 10/20/40(2)	2,370	2,387
Navient Private Education Refi Loan Trust 2021-EA, A 144A 0.970%, 12/16/69(2)	2,331	2,078
NMEF Funding LLC
2023-A, B 144A 6.830%, 6/17/30(2)	10,120	10,205
2024-A, A2 144A 5.150%, 12/15/31(2)	2,009	2,015
2025-A, B 144A 5.180%, 7/15/32(2)	2,500	2,505
2026-A, B 144A 4.480%, 2/15/34(2)	11,780	11,647
2026-A, C 144A 4.710%, 2/15/34(2)	2,280	2,255
Oaktree ABF Equipment ST LLC
2026-1A, B 144A 4.910%, 10/17/33(2)	1,000	994
2026-1A, C 144A 5.310%, 10/17/33(2)	2,800	2,784
Octane Receivables Trust
2023-3A, B 144A 6.480%, 7/20/29(2)	3,817	3,834
2023-3A, C 144A 6.740%, 8/20/29(2)	4,818	4,883
2024-1A, B 144A 5.660%, 5/20/30(2)	3,845	3,873
2024-3A, B 144A 5.310%, 9/20/30(2)	6,131	6,174
2024-3A, C 144A 5.510%, 10/20/31(2)	5,000	5,044
OWN Equipment Fund I LLC 2024-2M, A 144A 5.700%, 12/20/32(2)	5,093	5,101
PEAC Solutions Receivables LLC
2024-1A, B 144A 5.790%, 11/20/30(2)	5,490	5,572
2025-1A, C 144A 5.490%, 7/20/32(2)	1,150	1,161
Planet Fitness Master Issuer LLC 2024-1A, A2I 144A 5.765%, 6/5/54(2)	9,898	9,955
Post Road Equipment Finance LLC
2026-1A, B 144A 4.910%, 2/15/33(2)	1,650	1,642
2026-1A, C 144A 5.120%, 6/15/33(2)	2,515	2,508
	Par Value(1)	Value

Other—continued
PowerPay Issuance Trust
2024-1A, A 144A 6.530%, 2/18/39(2)	$2,872	$2,909
2025-1A, A 144A 5.230%, 11/18/41(2)	2,473	2,456
PRET LLC
2026-NPL2, A1 144A 5.074%, 2/25/56(2)(7)	2,666	2,645
2026-NPL3, A1 144A 4.968%, 2/25/56(2)(7)	9,748	9,661
2026-NPL5, A1 144A 5.710%, 4/25/56(2)(7)	8,730	8,731
Progress Residential Trust 2021-SFR6, D 144A 2.225%, 7/17/38(2)	3,750	3,742
RCKT Trust
2025-1A, B 144A 4.990%, 7/25/34(2)	3,445	3,445
2025-1A, C 144A 5.160%, 7/25/34(2)	5,607	5,598
RCO X Mortgage LLC 2026-1, A1 144A 5.536%, 3/25/31(2)(7)	8,125	8,111
Reach ABS Trust
2024-2A, B 144A 5.840%, 7/15/31(2)	7,030	7,065
2025-2A, B 144A 5.120%, 8/18/32(2)	4,090	4,076
2026-1A, B 144A 4.370%, 2/15/33(2)	4,900	4,868
Regents Capital Equipment Receivables LLC 2026-1A, A 144A 5.110%, 1/31/34(2)	2,984	2,986
Regional Management Issuance Trust 2024-2, A 144A 5.110%, 12/15/33(2)	7,290	7,300
RKTL 2026-2A, B 144A 4.850%, 5/25/35(2)	6,400	6,392
Santander Mortgage Asset Receivable Trust 2025-CES1, A1A 144A 5.036%, 9/25/55(2)(7)	4,651	4,606
Scalelogix ABS U.S. Issuer LLC 2025-1A, A2 144A 5.673%, 7/25/55(2)	10,647	10,372
Scooters Coffee Issuer LLC 2026-1A, A2 144A 6.380%, 5/20/56(2)	5,335	5,353
Sierra Timeshare Receivables Funding LLC
2024-2A, A 144A 5.140%, 6/20/41(2)	3,212	3,219
2025-3A, A 144A 4.440%, 8/22/44(2)	3,169	3,154
2026-1A, B 144A 4.800%, 12/22/42(2)	2,350	2,329
SoFi Consumer Loan Program Trust
2025-1, A 144A 4.800%, 2/27/34(2)	2,047	2,050
2025-4, B 144A 4.600%, 8/25/35(2)	7,750	7,713
2026-1, C 144A 4.740%, 12/26/35(2)	8,685	8,597
Sotheby’s Artfi Master Trust 2026-1A, A1 144A 4.800%, 6/20/33(2)	6,850	6,810
See Notes to Schedule of Investments

VIRTUS Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026
($ reported in thousands)
	Par Value(1)	Value

Other—continued
STAR Trust 2025-SFR5, A (1 month Term SOFR + 1.450%, Cap N/A, Floor 1.450%) 144A 5.076%, 2/17/42(2)(7)	$7,026	$7,031
Subway Funding LLC 2024-1A, A2II 144A 6.268%, 7/30/54(2)	10,254	10,311
Switch ABS Issuer LLC
2024-2A, A2 144A 5.436%, 6/25/54(2)	9,920	9,811
2025-1A, A2 144A 5.036%, 3/25/55(2)	2,950	2,874
Taco Bell Funding LLC 2025-1A, A2I 144A 4.821%, 8/25/55(2)	13,235	13,074
Tesla Sustainable Energy Business Trust 2026-1A, A 144A 5.310%, 5/20/52(2)	5,790	5,803
TIC Home Improvement Trust 2024-A, A 144A 6.670%, 10/15/46(2)	3,772	3,815
Towd Point Mortgage Trust
2020-MH1, M1 144A 2.750%, 2/25/60(2)(7)	3,525	3,384
2025-CES4, A1A 144A 5.091%, 10/25/65(2)(7)	9,603	9,517
Trafigura Securitisation Finance plc
2024-1A, A2 144A 5.980%, 11/15/27(2)	6,455	6,470
2026-1A, A 144A 5.120%, 12/15/29(2)(8)	7,000	6,985
Tricon Residential Trust 2024-SFR3, A 144A 4.500%, 8/17/41(2)	4,588	4,518
Triton Container Finance IX LLC
2025-1A, A 144A 5.430%, 6/20/50(2)	5,915	5,925
2026-1A, A 144A 5.260%, 5/20/51(2)	8,184	8,130
TSC SPV Funding LLC 2024-1A, A2 144A 6.291%, 8/20/54(2)	9,875	9,869
UPG HI Issuer Trust
2025-2, A 144A 5.000%, 9/25/47(2)	6,819	6,783
2026-1, A 144A 5.030%, 2/25/48(2)	4,050	4,035
Upgrade Master Pass-Through Trust
2025-ST3, A 144A 5.981%, 6/15/32(2)	2,887	2,896
2025-ST4, A 144A 5.495%, 8/16/32(2)	1,796	1,793
2025-ST5, A 144A 4.794%, 9/15/32(2)	1,765	1,764
2026-ST2, B 144A 5.428%, 6/15/34(2)	6,350	6,349
Upstart Securitization Trust
2025-2, A2 144A 5.220%, 6/20/35(2)	3,024	3,028
2025-3, A2 144A 4.600%, 9/20/35(2)	4,116	4,113
2026-1, B 144A 4.980%, 3/20/36(2)	7,590	7,547
	Par Value(1)	Value

Other—continued
UPSTART Securitization Trust 2026-3, B 144A 5.350%, 7/20/36(2)	$8,190	$8,181
UPX HIL Issuer Trust 2025-1, A 144A 5.160%, 1/25/47(2)	3,155	3,129
VCAT LLC
2026-NPL2, A1 144A 5.062%, 2/25/56(2)(7)	8,707	8,658
2026-NPL3, A1 144A 5.567%, 5/25/56(2)(7)	3,381	3,380
VFI ABS LLC 2025-1A, A 144A 4.780%, 6/24/30(2)	2,650	2,652
Westgate Resorts LLC
2024-1A, A 144A 6.060%, 1/20/38(2)	3,123	3,151
2026-1A, A 144A 5.190%, 10/20/39(2)	4,555	4,547
2026-1A, B 144A 5.470%, 10/20/39(2)	4,648	4,637
Wingspire Equipment Finance LLC 2025-1A, A2 144A 4.330%, 9/20/33(2)	3,795	3,789
Wingstop Funding LLC 2024-1A, A2 144A 5.858%, 12/5/54(2)	11,350	11,445
Zaxby’s Funding LLC 2021-1A, A2 144A 3.238%, 7/30/51(2)	15,100	14,393
		768,254

Student Loan—0.1%
MPOWER Education Trust 2025-A, A 144A 6.620%, 7/21/42(2)	6,318	6,400
Total Asset-Backed Securities (Identified Cost $1,277,952)		1,272,074

Corporate Bonds and Notes—26.4%
Communication Services—1.2%
Altice France S.A.
144A 6.500%, 4/15/32(2)	3,723	3,598
144A 6.875%, 7/15/32(2)	3,026	2,934
CCO Holdings LLC
144A 6.375%, 9/1/29(2)	1,585	1,583
144A 4.500%, 8/15/30(2)	3,370	3,133
CSC Holdings LLC 144A 11.750%, 1/31/29(2)	2,665	1,639
DIRECTV Financing LLC
144A 5.875%, 8/15/27(2)	555	554
144A 8.875%, 2/1/30(2)	3,695	3,761
144A 9.250%, 6/1/32(2)	590	599
Gray Media, Inc. 144A 7.250%, 8/15/33(2)	3,270	3,220
IHS Holding Ltd. 144A 6.250%, 11/29/28(2)	250	249
Nexstar Media, Inc.
144A 6.500%, 9/15/33(2)	1,985	1,984
144A 7.250%, 4/15/34(2)	1,075	1,072
PR RNO Property Owner 1 LLC 144A 6.500%, 5/1/31(2)	2,320	2,317
See Notes to Schedule of Investments

VIRTUS Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026
($ reported in thousands)
	Par Value(1)	Value

Communication Services—continued
Sinclair Television Group, Inc. 144A 8.125%, 2/15/33(2)	$4,995	$5,131
Snap, Inc.
144A 6.875%, 3/1/33(2)	2,395	2,335
144A 6.875%, 3/15/34(2)	2,220	2,149
T-Mobile USA, Inc. 3.875%, 4/15/30	8,650	8,382
Univision Communications, Inc. 144A 7.375%, 6/30/30(2)	4,765	4,778
Verizon Communications, Inc. 6.050%, 5/14/58	8,935	9,018
		58,436

Consumer Discretionary—1.1%
Aptiv Swiss Holdings Ltd. 6.875%, 12/15/54	1,155	1,181
Ashtead Capital, Inc. 144A 4.250%, 11/1/29(2)	8,000	7,832
Meritage Homes Corp. 144A 3.875%, 4/15/29(2)	10,087	9,786
Newell Brands, Inc. 6.375%, 9/15/27	9,261	9,328
Ontario Gaming GTA LP 144A 8.000%, 8/1/30(2)	4,765	4,721
Prosus N.V. 144A 3.061%, 7/13/31(2)	1,826	1,659
Sodexo, Inc. 144A 5.150%, 8/15/30(2)	6,795	6,841
Taylor Morrison Communities, Inc. 144A 5.750%, 11/15/32(2)	270	278
Wayfair LLC 144A 7.250%, 10/31/29(2)	3,725	3,844
Weekley Homes LLC 144A 4.875%, 9/15/28(2)	6,005	5,922
		51,392

Consumer Staples—0.7%
Albertsons Cos., Inc.
144A 4.875%, 2/15/30(2)	6,670	6,454
144A 5.500%, 3/31/31(2)	525	513
Coty, Inc. 144A 6.625%, 7/15/30(2)	4,685	4,685
Pilgrim’s Pride Corp. 4.250%, 4/15/31	9,855	9,451
Post Holdings, Inc.
144A 6.250%, 2/15/32(2)	3,350	3,400
144A 6.375%, 3/1/33(2)	3,940	3,910
Primo Water Holdings, Inc. 144A 6.250%, 4/1/29(2)	4,820	4,838
		33,251

Energy—2.4%
Ascent Resources Utica Holdings LLC 144A 6.625%, 10/15/32(2)	4,800	4,860
BP Capital Markets plc 4.875% (9)	9,800	9,687
	Par Value(1)	Value

Energy—continued
Buckeye Partners LP 144A 6.750%, 2/1/30(2)	$2,370	$2,448
Enbridge, Inc. 7.375%, 1/15/83	9,500	9,727
Energy Transfer LP
8.000%, 5/15/54	1,270	1,348
Series G 7.125%(9)	5,465	5,639
Genesis Energy LP 8.875%, 4/15/30	7,095	7,424
Gran Tierra Energy, Inc. 144A 9.750%, 4/15/31(2)(6)	2,815	2,465
HF Sinclair Corp. 5.750%, 1/15/31	6,610	6,752
Hilcorp Energy I LP 144A 6.000%, 4/15/30(2)	4,315	4,239
KazMunayGas National Co. JSC 144A 5.375%, 4/24/30(2)	2,505	2,527
Kodiak Gas Services LLC
144A 5.875%, 4/1/31(2)	2,865	2,872
144A 6.500%, 10/1/33(2)	2,785	2,823
Korea National Oil Corp. 144A 4.875%, 4/3/28(2)	4,384	4,407
Noble Finance II LLC 144A 8.000%, 4/15/30(2)	4,864	5,040
Occidental Petroleum Corp. 7.875%, 9/15/31	4,000	4,509
Petroleos de Venezuela S.A. RegS 9.000%, 11/17/21(3)(4)	10,847	4,702
Petroleos del Peru S.A. RegS 4.750%, 6/19/32(4)(6)	1,346	1,149
Petroleos Mexicanos 6.700%, 2/16/32	4,987	5,024
Petronas Capital Ltd. 144A 3.500%, 4/21/30(2)	4,532	4,358
Poinsettia Finance Ltd. S.a.r.l. RegS 6.625%, 6/17/31(4)	3,673	3,620
SM Energy Co. 144A 8.750%, 7/1/31(2)	1,875	1,959
South Bow Canadian Infrastructure Holdings Ltd. 7.625%, 3/1/55	1,675	1,754
Sunoco LP
144A 4.625%, 5/1/30(2)	5,070	4,897
144A 5.375%, 7/15/31(2)	310	306
TransCanada PipeLines Ltd. 6.125%, 10/17/56	4,695	4,747
USA Compression Partners LP 144A 7.125%, 3/15/29(2)	2,835	2,904
Uzbekneftegaz JSC 144A 8.750%, 5/7/30(2)	1,707	1,838
YPF S.A. 144A 6.950%, 7/21/27(2)	2,358	2,377
		116,402

Financials—11.2%
Acwa Power Management & Investments One Ltd. 144A 5.950%, 12/15/39(2)	1,503	1,505
See Notes to Schedule of Investments

VIRTUS Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026
($ reported in thousands)
	Par Value(1)	Value

Financials—continued
AerCap Ireland Capital DAC
6.950%, 3/10/55	$4,340	$4,493
6.500%, 1/31/56	3,660	3,707
Albion Financing 1 S.a.r.l. 144A 7.000%, 5/21/30(2)	4,655	4,820
Alliant Holdings Intermediate LLC 144A 6.750%, 4/15/28(2)	4,500	4,536
Allstate Corp. (The) Series B (3 month Term SOFR + 3.200%) 6.851%, 8/15/53(7)	5,111	5,123
Ally Financial, Inc. 8.000%, 11/1/31	8,215	9,149
American Express Co.
5.085%, 1/30/31	1,910	1,933
(SOFR + 0.930%) 4.560%, 7/26/28(7)	897	901
American National Group, Inc. 7.000%, 12/1/55	1,750	1,709
Ameriprise Financial, Inc. 4.800%, 6/15/31	1,775	1,775
Apollo Debt Solutions BDC 144A 5.200%, 12/8/28(2)	6,935	6,828
Arsenal AIC Parent LLC 144A 8.000%, 10/1/30(2)	2,890	3,012
Atlas Warehouse Lending Co. LP 144A 4.625%, 11/15/28(2)	7,120	7,024
Avilease Capital Ltd. 144A 5.500%, 6/30/31(2)	6,640	6,658
Azorra Finance Ltd. 144A 7.250%, 1/15/31(2)	4,595	4,721
Azule Energy Finance plc 144A 8.125%, 1/23/30(2)	1,000	1,004
Banco de Credito del Peru S.A. 144A 6.450%, 7/30/35(2)	928	955
Banco de Credito e Inversiones S.A. 144A 7.500% (2)(6)(9)	725	766
Banco Mercantil del Norte S.A. 144A 5.875% (2)(9)	6,492	6,452
Bangkok Bank PCL 144A 3.733%, 9/25/34(2)	3,220	3,065
Bank of America Corp.
6.125%(9)	4,600	4,641
1.734%, 7/22/27	9,930	9,915
2.551%, 2/4/28	3,725	3,683
Bank of New York Mellon Corp. (The) Series F 4.625% (9)	9,470	9,461
Barclays plc 7.385%, 11/2/28	3,215	3,324
Blackstone Private Credit Fund 5.950%, 7/16/29	7,205	7,208
Block, Inc.
6.500%, 5/15/32	3,495	3,568
144A 5.625%, 8/15/30(2)	530	531
Blue Owl Credit Income Corp. 6.650%, 3/15/31	90	90
BPCE S.A. 144A 5.184%, 6/2/32(2)	9,675	9,659
Capital One Financial Corp. 4.722%, 1/30/32	9,635	9,505
	Par Value(1)	Value

Financials—continued
CBQ Finance Ltd. RegS 5.375%, 3/28/29(4)	$2,646	$2,671
Charles Schwab Corp. (The) Series H 4.000% (9)	7,920	7,432
Cipher Compute LLC 144A 7.125%, 11/15/30(2)	3,175	3,300
Citadel Finance LLC
144A 4.750%, 2/14/29(2)	5,680	5,591
144A 5.150%, 2/14/31(2)	3,905	3,813
Citigroup, Inc.
4.503%, 9/11/31	4,025	3,973
(SOFR + 1.280%) 4.915%, 2/24/28(7)	8,147	8,185
CK Hutchison International 23 Ltd. 144A 4.750%, 4/21/28(2)	1,555	1,563
CompoSecure Holdings LLC 144A 5.625%, 2/1/33(2)	30	29
Constellation Oil Services Holding S.A. 144A 9.375%, 11/7/29(2)	1,704	1,789
Corebridge Financial, Inc. 6.875%, 12/15/52	8,938	9,068
DBR Land Holdings LLC 144A 6.250%, 12/1/30(2)	2,515	2,554
Deutsche Bank AG
2.311%, 11/16/27	1,775	1,760
6.819%, 11/20/29	1,700	1,778
4.999%, 9/11/30	6,780	6,806
Drawbridge Special Opportunities Fund LP 144A 5.950%, 9/17/30(2)	7,450	7,137
Eldik Bank OAO 144A 8.500%, 4/23/31(2)	2,411	2,416
F&G Annuities & Life, Inc. 6.500%, 6/4/29	7,300	7,460
Fedex Freight Holding Co., Inc. 144A 4.650%, 3/15/31(2)	865	850
First Abu Dhabi Bank PJSC RegS 6.320%, 4/4/34(4)	1,267	1,291
Flutter Treasury DAC 144A 5.875%, 6/4/31(2)	9,510	9,477
Global Atlantic Fin Co. 144A 7.950%, 10/15/54(2)	2,000	2,014
Global Payments, Inc. 4.875%, 11/15/30	9,400	9,241
Goldman Sachs Group, Inc. (The)
4.369%, 10/21/31	1,160	1,135
4.516%, 1/21/32	4,720	4,631
(SOFR + 0.920%) 4.551%, 10/21/29(7)	2,000	2,008
(SOFR + 0.960%) 4.591%, 1/21/32(6)(7)	6,995	7,002
Goldman Sachs Private Credit Corp. 5.050%, 2/23/28	6,105	6,072
HA Sustainable Infrastructure Capital, Inc. 6.150%, 1/15/31	6,090	6,244
HTA Group Ltd. 144A 7.500%, 6/4/29(2)	1,729	1,772
HUB International Ltd. 144A 7.250%, 6/15/30(2)	5,305	5,444
Huntington Bancshares, Inc.
6.208%, 8/21/29	3,920	4,035
See Notes to Schedule of Investments

VIRTUS Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026
($ reported in thousands)
	Par Value(1)	Value

Financials—continued
5.272%, 1/15/31	$805	$814
4.623%, 1/28/32	4,700	4,622
Imperial Brands Finance plc 144A 5.500%, 2/1/30(2)	6,685	6,829
Intesa Sanpaolo SpA 144A 5.000%, 6/29/30(2)	1,710	1,712
Israel Discount Bank Ltd. 144A, RegS 5.375%, 1/26/28(2)(4)	2,619	2,624
JH North America Holdings, Inc. 144A 5.875%, 1/31/31(2)	9,930	9,977
JPMorgan Chase & Co.
4.323%, 4/26/28	5,930	5,919
(SOFR + 1.180%) 4.815%, 2/24/28(7)	13,015	13,070
KeyCorp 5.121%, 4/4/31	8,900	8,969
Ladder Capital Finance Holdings LLLP 144A 4.250%, 2/1/27(2)	7,870	7,824
Liberty Mutual Group, Inc. 144A 4.125%, 12/15/51(2)	9,360	9,294
Lseg U.S. Fin Corp. 144A 4.500%, 3/23/31(2)	9,540	9,401
Melco Resorts Finance Ltd. (Macau) 144A 5.375%, 12/4/29(2)	1,779	1,733
Meridian Arc Holdco LLC 144A 6.250%, 4/30/31(2)	3,685	3,693
Midcap Financial Issuer Trust 144A 6.500%, 5/1/28(2)	6,935	6,924
Minejesa Capital B.V. 144A 4.625%, 8/10/30(2)	1,562	1,540
Morgan Stanley
2.475%, 1/21/28	10,911	10,793
3.591%, 7/22/28(7)	1,730	1,711
3.772%, 1/24/29	6,000	5,918
Movida Europe S.A. 144A 9.700%, 10/11/33(2)	1,937	1,854
NatWest Group plc 6.475%, 6/1/34	7,015	7,273
NextEra Energy Capital Holdings, Inc. 6.375%, 8/15/55	10,100	10,286
Nissan Motor Acceptance Co. LLC 144A 5.625%, 9/29/28(2)	4,055	4,046
Northern Trust Corp. 3.375%, 5/8/32	7,220	7,131
OAK-Eagle Acquireco, Inc. 144A 7.250%, 7/1/33(2)	3,535	3,698
OneMain Finance Corp.
6.625%, 1/15/28	1,790	1,816
6.125%, 5/15/30	855	855
6.750%, 3/15/32	3,405	3,413
Organon & Co. 144A 4.125%, 4/30/28(2)	6,085	6,009
PNC Financial Services Group, Inc. (The)
5.222%, 1/29/31	3,810	3,872
Series V 6.200%(9)	5,375	5,450
RGA Global Funding 144A 4.600%, 11/25/30(2)	7,048	6,952
Rivers Enterprise Borrower LLC 144A 6.250%, 10/15/30(2)	4,065	4,116
	Par Value(1)	Value

Financials—continued
Rocket Cos., Inc.
144A 6.125%, 8/1/30(2)	$1,585	$1,612
144A 6.125%, 8/1/31(2)	490	500
Sasol Financing USA LLC 4.375%, 9/18/26	1,608	1,601
Societe Generale S.A. 144A 5.634%, 1/19/30(2)	9,505	9,668
South Bow USA Infrastructure Holdings LLC 5.026%, 10/1/29	8,560	8,589
Standard Chartered plc 144A 6.301%, 1/9/29(2)	1,475	1,508
State Street Corp. Series I 6.700% (9)	5,155	5,331
Stellantis Finance U.S., Inc. 144A 5.750%, 3/18/30(2)	6,825	6,821
SV RNO Property Owner 1 LLC 144A 5.875%, 3/1/31(2)	2,910	2,868
Toronto-Dominion Bank (The) 8.125%, 10/31/82	7,920	8,188
Truist Bank 4.632%, 9/17/29	6,950	6,901
Truist Financial Corp. 7.161%, 10/30/29	4,440	4,676
U.S. Bancorp 5.046%, 2/12/31	6,540	6,603
UBS AG 5.650%, 9/11/28	6,700	6,861
United Overseas Bank Ltd. 144A 2.000%, 10/14/31(2)	1,645	1,633
Veon Midco B.V. 144A 6.950%, 6/1/31(2)	726	725
Wells Fargo & Co.
3.526%, 3/24/28	6,675	6,626
6.303%, 10/23/29	900	931
5.150%, 4/23/31	4,650	4,699
		546,741

Health Care—2.6%
180 Medical, Inc. 144A 3.875%, 10/15/29(2)	9,625	9,228
Acadia Healthcare Co., Inc. 144A 5.500%, 7/1/28(2)	4,775	4,753
Augusta SpinCo Corp. 4.656%, 3/23/31	4,450	4,416
Baxter International, Inc. 4.900%, 12/15/30	9,410	9,340
Centene Corp. 4.625%, 12/15/29	4,885	4,739
Charles River Laboratories International, Inc. 144A 4.250%, 5/1/28(2)	1,625	1,595
CVS Health Corp. 7.000%, 3/10/55	5,610	5,824
DaVita, Inc. 144A 4.625%, 6/1/30(2)	4,477	4,337
Dentsply Sirona, Inc. 3.250%, 6/1/30(6)	13,108	12,127
See Notes to Schedule of Investments

VIRTUS Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026
($ reported in thousands)
	Par Value(1)	Value

Health Care—continued
GENMAB A/S 144A 6.250%, 12/15/32(2)	$350	$357
HCA, Inc. 5.450%, 4/1/31	9,197	9,397
IQVIA, Inc.
5.700%, 5/15/28	4,267	4,335
6.250%, 2/1/29	2,095	2,164
144A 6.250%, 6/1/32(2)	4,515	4,590
Medline Borrower LP
144A 3.875%, 4/1/29(2)	2,390	2,321
144A 6.250%, 4/1/29(2)	1,060	1,082
144A 5.250%, 10/1/29(2)	5,790	5,755
144A 5.000%, 6/15/31(2)	4,830	4,807
Royalty Pharma plc
5.150%, 9/2/29	4,455	4,514
4.450%, 3/25/31	1,500	1,475
Smith & Nephew plc 2.032%, 10/14/30	10,625	9,440
Tenet Healthcare Corp. 144A 5.500%, 11/15/32(2)	4,685	4,659
Teva Pharmaceutical Finance Netherlands III B.V.
3.150%, 10/1/26	2,132	2,123
4.750%, 5/9/27	707	707
Universal Health Services, Inc. 1.650%, 9/1/26	10,250	10,208
Viatris, Inc. 144A 2.300%, 6/22/27(2)	— (10)	— (10)
		124,293

Industrials—2.0%
Adani Ports & Special Economic Zone Ltd. 144A 4.375%, 7/3/29(2)	500	486
Alaska Airlines Pass-Through Trust 2020-1, A 144A 4.800%, 2/15/29(2)	8,289	8,286
Aviation Capital Group LLC 144A 5.375%, 7/15/29(2)	6,235	6,308
BlueLinx Holdings, Inc. 144A 6.000%, 11/15/29(2)	6,511	6,434
British Airways Pass-Through Trust 2021-1, A 144A 2.900%, 9/15/36(2)	7,727	7,058
Builders FirstSource, Inc. 144A 4.250%, 2/1/32(2)	6,060	5,644
Carpenter Technology Corp. 144A 5.625%, 3/1/34(2)	220	220
Clarios Global LP 144A 6.750%, 2/15/30(2)	225	232
CoStar Group, Inc. 144A 2.800%, 7/15/30(2)	10,019	9,014
Esab Corp. 144A 5.625%, 4/1/31(2)	585	586
Flowserve Corp. 3.500%, 10/1/30	8,885	8,381
FTAI Aviation Investors LLC 144A 7.000%, 5/1/31(2)	4,460	4,619
Herc Holdings, Inc.
144A 7.000%, 6/15/30(2)	4,785	4,955
144A 5.750%, 3/15/31(2)	290	290
	Par Value(1)	Value

Industrials—continued
Hilton Domestic Operating Co., Inc.
144A 5.875%, 4/1/29(2)	$4,850	$4,904
144A 5.500%, 9/15/31(2)	551	552
144A 5.750%, 9/15/33(2)	4,920	4,938
Neptune Bidco U.S., Inc. 144A 9.290%, 4/15/29(2)	4,940	5,038
Quikrete Holdings, Inc. 144A 6.375%, 3/1/32(2)	965	985
QXO Building Products, Inc. 144A 6.500%, 7/15/31(2)	355	362
Rio Grande LNG LLC 144A 5.250%, 6/30/31(2)	4,405	4,404
Stanley Black & Decker, Inc. 6.707%, 3/15/60	6,285	6,257
United Airlines Holdings, Inc.
4.875%, 3/1/29	3,510	3,469
5.375%, 3/1/31	300	298
WESCO Distribution, Inc. 144A 5.250%, 4/15/31(2)	3,255	3,222
		96,942

Information Technology—1.2%
Broadcom, Inc. 4.350%, 2/15/30	8,220	8,138
Cloud Software Group, Inc. 144A 9.000%, 9/30/29(2)	6,965	6,760
Consensus Cloud Solutions, Inc. 144A 6.500%, 10/15/28(2)	2,165	2,165
Gartner, Inc. 144A 3.750%, 10/1/30(2)	10,310	9,412
Kyndryl Holdings, Inc. 2.700%, 10/15/28	7,285	6,845
Oracle Corp. 6.250%, 11/9/32	6,360	6,537
TSMC Global Ltd. 144A 1.375%, 9/28/30(2)(6)	1,884	1,658
Vontier Corp. 2.400%, 4/1/28	8,630	8,288
VSP Optical Group, Inc. 144A 5.400%, 6/1/33(2)	9,660	9,684
		59,487

Materials—1.3%
Bayport Polymers LLC 144A 4.743%, 4/14/27(2)	10,485	10,471
Berry Global, Inc. 5.800%, 6/15/31	7,775	8,062
Capstone Copper Corp. 144A 6.750%, 3/31/33(2)	5,775	5,854
Corp. Nacional del Cobre de Chile
144A 3.150%, 1/14/30(2)	5,969	5,611
144A 5.950%, 1/8/34(2)	1,355	1,397
Fortescue Treasury Pty Ltd. 144A 5.875%, 4/15/30(2)	3,264	3,305
INEOS Finance plc 144A 7.500%, 4/15/29(2)	3,845	3,738
See Notes to Schedule of Investments

VIRTUS Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026
($ reported in thousands)
	Par Value(1)	Value

Materials—continued
LSB Industries, Inc. 144A 6.250%, 10/15/28(2)	$4,825	$4,827
Mauser Packaging Solutions Holding Co. 144A 9.250%, 4/15/30(2)	3,120	3,069
Smurfit Kappa Treasury ULC 5.200%, 1/15/30	8,006	8,125
Solstice Advanced Materials, Inc. 144A 5.625%, 9/30/33(2)	2,825	2,807
Sonoco Products Co. 4.600%, 9/1/29	3,180	3,161
Standard Industries, Inc. 144A 4.375%, 7/15/30(2)	5,040	4,787
WE Soda Investments Holding plc 144A 9.500%, 10/6/28(2)	685	689
		65,903

Real Estate—0.4%
EPR Properties 4.750%, 11/15/30	9,665	9,459
Iron Mountain, Inc. 144A 5.250%, 7/15/30(2)	4,885	4,812
Millrose Properties, Inc. 144A 6.375%, 8/1/30(2)	2,980	3,021
Port of Spain Waterfront Development RegS 7.875%, 2/19/40(4)	1,335	1,391
		18,683

Utilities—2.3%
Abu Dhabi National Energy Co. PJSC 144A 4.375%, 1/24/29(2)	1,786	1,768
Adani Electricity Mumbai Ltd. RegS 3.949%, 2/12/30(4)	1,000	941
AES Corp. (The) 7.600%, 1/15/55	4,075	4,172
Chpe LLC 144A 4.875%, 6/30/31(2)	9,750	9,731
Comision Ejecutiva Hidroelectrica del Rio Lempa 144A 8.650%, 1/24/33(2)	1,386	1,468
Electricite de France S.A. 144A 5.700%, 5/23/28(2)	7,110	7,241
ENEL Finance International N.V. 144A 5.125%, 6/26/29(2)	3,560	3,603
Entergy Corp. 7.125%, 12/1/54	8,775	9,073
Eskom Holdings 144A 8.450%, 8/10/28(2)	1,563	1,645
Ferrellgas LP 144A 5.875%, 4/1/29(2)	6,310	6,137
Limak Yenilenebilir Enerji AS 144A 9.625%, 8/12/30(2)	900	901
NiSource, Inc. 6.950%, 11/30/54	5,370	5,553
NRG Energy, Inc.
144A 4.955%, 4/30/31(2)	6,815	6,740
144A 5.875%, 5/15/34(2)	1,810	1,800
	Par Value(1)	Value

Utilities—continued
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara 144A 5.450%, 5/21/28(2)	$10,118	$10,163
Puget Energy, Inc. 2.379%, 6/15/28	7,558	7,220
Southern Co. (The) Series 21-A 3.750%, 9/15/51	13,578	13,532
Spire, Inc. 6.250%, 6/1/56	6,060	6,036
Venture Global Plaquemines LNG LLC
144A 7.500%, 5/1/33(2)	450	494
144A 6.500%, 1/15/34(2)	4,715	4,913
Vistra Operations Co. LLC 144A 6.875%, 4/15/32(2)	7,035	7,286
XPLR Infrastructure Operating Partners LP 144A 7.250%, 1/15/29(2)	2,515	2,602
		113,019

Total Corporate Bonds and Notes (Identified Cost $1,276,585)		1,284,549

Leveraged Loans—4.9%
Aerospace—0.4%
AAdvantage Loyality IP Ltd. (3 month Term SOFR + 2.250%) 5.925%, 4/20/28(7)	3,198	3,192
As Mileage Plan Ip Ltd. 2026 (3 month Term SOFR + 2.000%) 5.643%, 5/12/33(7)	4,085	4,067
Dynasty Acquisition Co., Inc.
Tranche B-1 (1 month Term SOFR + 2.000%) 5.644%, 10/31/31(7)	2,487	2,492
Tranche B-2 (1 month Term SOFR + 2.000%) 5.644%, 10/31/31(7)	946	948
Rand Parent LLC 2025, Tranche B (3 month Term SOFR + 3.000%) 6.732%, 3/18/30(7)	3,816	3,803
TransDigm, Inc.
Tranche J (1 month Term SOFR + 2.500%) 6.144%, 2/28/31(7)	3,145	3,145
Tranche N (1 month Term SOFR + 2.500%) 6.144%, 2/13/33(7)	474	474
		18,121

Chemicals—0.1%
Ineos Finance plc 2030 (1 month Term SOFR + 3.250%) 6.894%, 2/19/30(7)	3,082	2,832
Lummus Technology Holdings V LLC Tranche B (1 month Term SOFR + 2.500%) 6.144%, 12/31/29(7)	2,649	2,611
		5,443

See Notes to Schedule of Investments

VIRTUS Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026
($ reported in thousands)
	Par Value(1)	Value

Consumer Durables—0.1%
Cimpress plc 2026, Tranche B-1 (1 month Term SOFR + 2.500%) 6.144%, 6/3/33(7)	$394	$394
Resideo Funding, Inc. (3 month Term SOFR + 2.000%) 5.670%, 8/13/32(7)	2,814	2,813
		3,207

Energy—0.3%
Blackfin Pipeline LLC (1 month Term SOFR + 3.000%) 6.688%, 9/29/32(7)	4,338	4,349
CQP Holdco LP Tranche B (3 month Term SOFR + 1.750%) 5.482%, 12/31/32(7)	3,275	3,254
GIP Pilot Acquisition Partners LP (3 month Term SOFR + 2.000%) 5.641%, 5/19/33(7)	3,746	3,742
Paragon Offshore Finance Co. (6 month PRIME + 0.000%) 0.000%, 7/19/27(3)(8)	4	—
Whitewater DBR Holdco LLC Tranche C (3 month Term SOFR + 2.250%) 6.000%, 3/3/31(7)	2,221	2,227
Whitewater Matterhorn Holdings LLC Tranche B (3 month Term SOFR + 1.750%) 5.500%, 6/16/32(7)	820	813
		14,385

Financials—0.3%
Acrisure LLC 2024, Tranche B-6 (1 month Term SOFR + 3.000%) 6.644%, 11/6/30(7)	2,615	2,360
AmWINS Group, Inc. 2026, Tranche B (3 month Term SOFR + 2.000%) 5.732%, 1/30/32(7)	2,328	2,275
Citadel Securities LP 2026 (3 month Term SOFR + 2.000%) 5.661%, 6/10/33(7)	3,425	3,417
Hudson River Trading LLC Tranche B-2 (1 month Term SOFR + 2.500%) 6.139%, 3/18/30(7)	2,983	2,960
Truist Insurance Holdings LLC 2024, Tranche B (3 month Term SOFR + 2.750%) 6.482%, 5/6/31(7)	2,895	2,823
		13,835

Food / Tobacco—0.3%
Del Monte Foods, Inc.
(1 month Term SOFR + 4.350%) 7.987% - 8.014%, 8/2/28(3)	2,198	66
(1 month Term SOFR + 4.850%) 8.487%, 8/2/28(3)	5,062	51
(1 month Term SOFR + 8.100%) 11.719%, 8/2/28(3)	966	456
(1 month Term SOFR + 9.600%) 0.000%, 6/1/27(7)(8)	1,157	139
	Par Value(1)	Value

Food / Tobacco—continued
Froneri International Ltd. Tranche B-4 (6 month Term SOFR + 2.250%) 5.877%, 9/30/31(7)	$3,327	$3,301
Pegasus Bidco B.V. (1 month Term SOFR + 2.500%) 6.167%, 7/12/32(7)	2,005	2,003
Red SPV LLC (1 month Term SOFR + 2.250%) 5.902%, 3/15/32(7)	2,802	2,802
Sazerac Co., Inc. Tranche B-2 (1 month Term SOFR + 2.000%) 5.630%, 7/9/32(7)	2,264	2,259
Triton Water Holdings, Inc. 2026 (3 month Term SOFR + 2.750%) 6.482%, 3/31/31(7)	3,646	3,661
		14,738

Forest Prod / Containers—0.1%
Clydesdale Acquisition Holdings, Inc. 2025, Tranche B (1 month Term SOFR + 3.250%) 6.894%, 4/1/32(7)	3,379	3,243
Gaming / Leisure—0.6%
Caesars Entertainment, Inc. Tranche B (1 month Term SOFR + 2.250%) 5.894%, 2/6/30(7)	2,709	2,614
Entain plc Tranche B-6 (3 month Term SOFR + 2.250%) 5.982%, 10/31/29(7)	3,442	3,435
Flutter Entertainment plc 2024, Tranche B (3 month Term SOFR + 1.750%) 5.482%, 11/30/30(7)	4,535	4,489
Life Time, Inc. 2025, Tranche B, First Lien (1 month Term SOFR + 2.000%) 5.613%, 11/5/31(7)	3,485	3,486
Light & Wonder International, Inc. Tranche B-3 (1 month Term SOFR + 2.000%) 5.639%, 4/16/29(7)	3,136	3,136
Live Nation Entertainment, Inc. Tranche B (1 month Term SOFR + 2.000%) 5.639%, 10/21/32(7)	3,497	3,493
Oak-Eagle Acquireco, Inc. Tranche B 0.000%, 3/24/33(7)(11)	2,730	2,736
Playtika Holding Corp. Tranche B-1 (1 month Term SOFR + 2.864%) 6.508%, 3/13/28(7)	3,900	3,778
TKO Worldwide Holdings LLC Tranche B-7 (3 month Term SOFR + 1.750%) 5.412%, 11/21/31(7)	3,478	3,465
		30,632

Health Care—0.5%
DaVita, Inc. 2025, Tranche B-2 (1 month Term SOFR + 1.750%) 5.394%, 5/9/31(7)	1,521	1,518
Genmab A/S Tranche B-1 (3 month Term SOFR + 2.000%) 5.732%, 12/13/32(7)	770	769
See Notes to Schedule of Investments

VIRTUS Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026
($ reported in thousands)
	Par Value(1)	Value

Health Care—continued
Grifols International Services Designated Activity Co. Tranche B, First Lien (6 month Term SOFR + 2.500%) 6.187%, 4/14/33(7)	$1,616	$1,619
Hologic, Inc. Tranche B (3 month Term SOFR + 2.250%) 5.995%, 4/7/33(7)	3,110	3,041
Mckesson Medical-Surgical Top Holdings, Inc. Tranche B (3 month Term SOFR + 2.250%) 5.982%, 6/9/32(7)	760	759
Medline Borrower LP 2030 (1 month Term SOFR + 1.500%) 5.144%, 5/16/33(7)	3,226	3,204
Opal Bidco SAS Tranche B-6 (3 month Term SOFR + 2.500%) 6.232%, 4/28/32(7)	3,764	3,759
Parexel International, Inc. Tranche B (1 month Term SOFR + 2.500%) 6.144%, 12/12/31(7)	4,057	4,057
Phoenix Guarantor, Inc. Tranche B-6 (1 month Term SOFR + 2.000%) 5.644%, 2/21/31(7)	2,605	2,599
Select Medical Corp. Tranche B-2 (1 month Term SOFR + 2.000%) 5.644%, 12/3/31(7)	2,384	2,380
		23,705

Housing—0.2%
Construction Partners, Inc. (1 month Term SOFR + 2.000%) 5.637%, 11/3/31(7)	3,472	3,468
Frontdoor, Inc. 2024, Tranche B (1 month Term SOFR + 2.250%) 5.894%, 12/17/31(7)	2,462	2,462
Quikrete Holdings, Inc. 2029, Tranche B (1 month Term SOFR + 2.250%) 5.894%, 3/19/29(7)	3,723	3,723
Qxo Building Products, Inc. Tranche B 0.000%, 7/1/33(7)(11)	970	967
		10,620

Information Technology—0.3%
Belden, Inc. 0.000%, 7/1/33(7)(11)	785	785
CACI International, Inc. Tranche B-2 (1 month Term SOFR + 1.750%) 5.394%, 2/25/33(7)	1,232	1,229
Composecure Holdings LLC (3 month Term SOFR + 2.250%) 5.918%, 1/14/33(7)	1,020	1,013
Coreweave Compute Acquisition Co. IV LLC (1 month Term SOFR + 4.500%) 8.120%, 11/6/31(7)	923	942
Esco Technologies, Inc. Tranche B, First Lien 0.000%, 5/27/33(7)(11)	700	698
Shift4 Payments LLC (3 month Term SOFR + 2.000%) 5.732%, 7/3/32(7)	2,294	2,284
	Par Value(1)	Value

Information Technology—continued
SS&C Technologies Holdings, Inc. Tranche B-8 (1 month Term SOFR + 2.000%) 5.644%, 5/9/31(7)	$4,582	$4,571
UKG, Inc. Tranche B (3 month Term SOFR + 2.250%) 5.913%, 2/10/31(7)	2,751	2,585
		14,107

Manufacturing—0.1%
Gates Corp. Tranche B-5 (1 month Term SOFR + 1.750%) 5.394%, 6/4/31(7)	3,915	3,907
MV Holding GmbH Tranche B (1 month Term SOFR + 2.000%) 5.644%, 3/17/32(7)	1,153	1,153
		5,060

Media / Telecom - Broadcasting—0.2%
Discovery Global Holdings, Inc. (1 month Term SOFR + 2.500%) 6.144%, 6/3/33(7)	1,285	1,285
EOC Borrower LLC Tranche B (1 month Term SOFR + 2.750%) 6.394%, 3/24/32(7)	1,960	1,959
Nexstar Media, Inc. Tranche B-5 (1 month Term SOFR + 2.500%) 6.144%, 6/28/32(7)	4,193	4,144
Univision Communications, Inc. 2024, First Lien (1 month Term SOFR + 3.500%) 7.258%, 1/31/29(7)	3,588	3,560
		10,948

Media / Telecom - Cable/Wireless Video—0.3%
Charter Communications Operating LLC Tranche B-5 (3 month Term SOFR + 2.250%) 5.942%, 12/15/31(7)	3,227	3,176
Cogeco Communications Finance USA LP Tranche B-1 (1 month Term SOFR + 3.250%) 6.894%, 9/18/30(7)	3,469	3,096
DIRECTV Financing LLC 2024, Tranche B (3 month Term SOFR + 5.512%) 9.175%, 8/2/29(7)	3,228	3,242
Eagle Broadband Investments LLC (3 month Term SOFR + 3.262%) 6.994%, 11/12/27(7)	4,278	3,240
		12,754

Media / Telecom - Diversified Media—0.1%
Century DE Buyer LLC 2025 (3 month Term SOFR + 3.000%) 6.663%, 10/30/30(7)	2,030	2,018
Formula One Management Ltd. Tranche B-1 (3 month Term SOFR + 1.750%) 5.482%, 9/30/31(7)	3,640	3,636
		5,654

See Notes to Schedule of Investments

VIRTUS Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026
($ reported in thousands)
	Par Value(1)	Value

Media / Telecom - Telecommunications—0.1%
Cincinnati Bell, Inc. Tranche B-5 (1 month Term SOFR + 2.250%) 5.894%, 11/22/28(7)	$3,743	$3,735
Retail—0.1%
Chewy, Inc. (3 month Term SOFR + 1.750%) 5.446%, 6/16/33(7)	475	474
Harbor Freight Tools USA, Inc. (1 month Term SOFR + 2.250%) 5.894%, 6/11/31(7)	2,303	2,293
Peer Holding III B.V. Tranche B (3 month Term SOFR + 2.500%) 6.232%, 10/26/30(7)	2,893	2,897
Skechers USA, Inc. Tranche B-1 (1 month Term SOFR + 2.750%) 6.394%, 9/13/32(7)	1,254	1,259
		6,923

Service—0.3%
Adi Global Distribution Funding LLC Tranche B 0.000%, 6/17/33(7)(11)	420	420
AlixPartners LLP 2025 (1 month Term SOFR + 2.000%) 5.644%, 8/12/32(7)	2,074	2,061
BrightView Landscapes LLC (1 month Term SOFR + 2.000%) 5.636%, 6/17/33(7)	3,190	3,173
Iron Mountain Information Management LLC Tranche B (1 month Term SOFR + 2.000%) 5.644%, 1/31/31(7)	2,796	2,788
NAB Holdings LLC 2025 (3 month Term SOFR + 2.500%) 6.232%, 11/24/28(7)	3,969	3,685
Prime Security Services Borrower LLC Tranche B-1 (1 month Term SOFR + 2.000%) 5.619%, 10/13/30(7)	2,803	2,783
		14,910

Transportation - Automotive—0.2%
American Axle & Manufacturing, Inc. Tranche C (1-3 month Term SOFR + 3.250%) 6.915% - 6.925%, 2/3/33(7)	2,276	2,275
Belron Finance 2019 LLC (3 month Term SOFR + 2.000%) 5.657%, 10/16/31(7)	3,374	3,369
Clarios Global LP 2024, Tranche B (1 month Term SOFR + 2.500%) 6.144%, 5/6/30(7)	2,368	2,369
		8,013

Utilities—0.3%
Alpha Generation LLC (1 month Term SOFR + 1.750%) 5.394%, 6/10/33(7)	6,395	6,313
Astoria Energy LLC Tranche B (1-3 month Term SOFR + 2.250%) 5.894% - 5.982%, 6/23/32(7)	2,385	2,384
	Par Value(1)	Value

Utilities—continued
Hunterstown Generation LLC (3 month Term SOFR + 2.750% - 3 month PRIME + 1.750%) 6.482% - 8.500%, 11/6/31(7)	$3,286	$3,281
Indeck Niles LLC Tranche B (3 month Term SOFR + 2.750%) 6.482%, 3/9/33(7)	1,485	1,483
Pathfinder Power LLC Tranche B 0.000%, 6/22/33(7)(11)	360	359
WEC U.S. Holdings Ltd. (1 month Term SOFR + 2.000%) 5.620%, 1/27/31(7)	3,111	3,107
		16,927

Total Leveraged Loans (Identified Cost $247,322)		236,960

	Shares
Common Stock—0.0%
Communication Services—0.0%
Atento Luxco 1 S.A.(12)	46,327	913
Total Common Stock (Identified Cost $—(10))		913

Affiliated Exchange-Traded Funds—1.9%
Financials—1.9%
Virtus Newfleet Securitized Income ETF(6)(13)(14)	2,888,229	69,808
Virtus Newfleet Short Duration High Yield Bond ETF(6)(13)(14)	1,031,000	22,398
		92,206

Total Affiliated Exchange-Traded Funds (Identified Cost $92,945)		92,206

Total Long-Term Investments—97.2% (Identified Cost $4,740,002)		4,727,726

Securities Lending Collateral—0.3%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 3.538%)(14)(15)	12,731,079	12,731
Total Securities Lending Collateral (Identified Cost $12,731)		12,731

TOTAL INVESTMENTS—97.5% (Identified Cost $4,752,733)		$4,740,457
Other assets and liabilities, net—2.5%		122,107
NET ASSETS—100.0%		$4,862,564
See Notes to Schedule of Investments

VIRTUS Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026
($ reported in thousands)

Abbreviations:
ABS	Asset-Backed Securities
BDC	Business Development Companies
DAC	Designated Activity Company
ETF	Exchange-Traded Fund
JSC	Joint Stock Company
LLC	Limited Liability Company
LLLP	Limited Liability Limited Partnership
LLP	Limited Liability Partnership
LP	Limited Partnership
PCL	Public Company Limited
PJSC	Public Joint Stock Company
plc	Public Limited Company
S.a.r.l.	Société à responsabilité limitée
SOFR	Secured Overnight Financing Rate
ULC	Unlimited Liability Company

Foreign Currencies:
BRL	Brazilian Real
CZK	Czech Koruna
MXN	Mexican Peso
MYR	Malaysian Ringgit
ZAR	South African Rand

Footnote Legend:
(1)	Par Value disclosed in foreign currency is reported in thousands.
(2)
Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2026, these securities amounted to a value of $2,762,498 or 56.8% of net assets.

(3)	Security in default; no interest payments are being received.
(4)	Regulation S security. Security is offered and sold outside of the United States; therefore, it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of 1933.
(5)	Represents step coupon bond. Rate shown reflects the rate in effect as of June 30, 2026.
(6)	All or a portion of security is on loan.
(7)
Variable rate security. Rate disclosed is as of June 30, 2026. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.

(8)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(9)	No contractual maturity date.
(10)	Amount is less than $500 (not in thousands).
(11)	This loan will settle after June 30, 2026, at which time the interest rate, calculated on the base lending rate and the agreed upon spread on trade date, will be reflected.
(12)	Non-income producing.
(13)	Affiliated investment.
(14)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(15)	Represents security purchased with cash collateral received for securities on loan.

Country Weightings†
United States	86%
United Kingdom	1
Canada	1
Ireland	1
Mexico	1
France	1
South Africa	1
Other	8
Total	100%
† % of total investments as of June 30, 2026.
As of June 30, 2026, the Fund had the following unfunded loan commitment:
Borrower	Par Value	Commitment	Value	Unrealized Appreciation (Depreciation)
Coreweave Compute Acquisition Co. IV LLC, 11/06/31	$1,677	$1,707	$1,710	$3
See Notes to Schedule of Investments

VIRTUS Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026
($ reported in thousands)
The following table summarizes the value of the Fund’s investments as of June 30, 2026, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at June 30, 2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Instruments:
U.S. Government Securities	$286,437	$—	$286,437	$—
Foreign Government Securities	331,539	—	331,539	—
Mortgage-Backed Securities	1,223,048	—	1,223,048	—
Asset-Backed Securities	1,272,074	—	1,248,756	23,318
Corporate Bonds and Notes	1,284,549	—	1,284,549	—
Leveraged Loans	236,960	—	236,821	139 (1)
Common Stock	913	—	913	—
Affiliated Exchange-Traded Funds	92,206	92,206	—	—
Securities Lending Collateral	12,731	12,731	—	—
Other Financial Instruments:
Unfunded Loan Commitment*	3	—	3	—
Total Investments	$4,740,460	$104,937	$4,612,066	$23,457

(1)	Includes internally fair valued securities currently priced at zero ($0).
*	Unfunded Loan Commitments are valued at the net unrealized appreciation (depreciation).
Security held by the Fund with an end of period value of $66 was transferred from Level 3 to Level 2 due to a increase in trading activities during the period.
Securities held by the Fund with an end of period value of $3,017 were transferred from Level 2 to Level 3 due to a decrease in trading activities at period end.
Some of the Fund’s investments that were categorized as Level 3 may have been valued utilizing third party pricing information without adjustment. If applicable, such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
The following is a reconciliation of assets of the Fund for Level 3 investments for which significant unobservable inputs were used to determine fair value.
	Total	Asset- Backed Securities	Leveraged Loans
Investments in Securities
Balance as of September 30, 2025:	$88	$—	$88 (a)
Accrued discount/(premium)	— (b)	— (b)	—
Net change in unrealized appreciation (depreciation)(c)	(969)	(13)	(956)
Purchases	21,501	20,344	1,157
Sales(d)	(92)	(30)	(62)
Transfers into Level 3(e)	3,017	3,017	—
Transfers from Level 3(e)	(88)	—	(88)
Balance as of June 30, 2026	$23,457	$23,318	$139 (a)
(a) Includes internally fair valued security currently priced at zero ($0).
(b) Amount is less than $500 (not in thousands).
(c) The net change in unrealized appreciation (depreciation) on investments still held at June 30, 2026, was $(969).
(d) Includes paydowns on securities.
(e) Transfers into and/or from represent the ending value as of June 30, 2026, for any investment security where a change in the pricing level occurred from the beginning to the end of the period.
See Notes to Schedule of Investments

VIRTUS NEWFLEET MULTI-SECTOR SHORT TERM BOND FUND
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2026
Note 1. Security Valuation
The Fund’s Board of Trustees has designated the investment adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940. The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
• Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
• Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
• Level 3 – prices determined using significant unobservable inputs (including the investment adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the investment adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange-Traded Funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, restricted securities, and leveraged loans are valued based on either evaluated or composite quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the investment adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual financial statements.